Enterprise-wide geographic reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Enterprise-wide geographic reporting

Note 17 - Enterprise-wide geographic reporting

The Company designs and sells LCD/LED products. The designing process, selling practice and distribution process are similar for all products. Based on qualitative and quantitative criteria established by the FASB’s accounting standard regarding disclosures about segments of an enterprise and related information, the Company considers itself to be operating within one reportable segment.

The Company does not have material long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	Year ended December 31,
	2015	2014	2013

China	$1,184	$41,321	$177,836
International	737	1,909	23,138
Total	$1,921	$43,230	$200,974

During the years ended December 31, 2015, 2014 and 2013, all of international sales were made to customers in Hong Kong.